Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares upon exercise of options (in shares)	0	0
Allocated share based compensation expense	$ 3,529	$ 8,962
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options vested during the period shares	7,700,000
Two Thousand And Twenty One Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 6,400